Portfolio of Investments
Columbia Short Term Municipal Bond Fund, January 31, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Floating Rate Notes 1.9%
Issue Description	Effective Yield	Principal Amount ($)	Value ($)
New York 1.3%
City of New York(a),(b)
Unlimited General Obligation Bonds
Fiscal 2015
Subordinated Series 2015 (JPMorgan Chase Bank)
06/01/2044	1.180%	1,000,000	1,000,000
New York City Transitional Finance Authority(a),(b)
Revenue Bonds
Future Tax Secured
Subordinated Series 2016 (JPMorgan Chase Bank)
02/01/2045	1.180%	2,500,000	2,500,000
New York City Water & Sewer System(a),(b)
Revenue Bonds
2nd General Resolution
Series 2013 (JPMorgan Chase Bank)
06/15/2050	1.180%	2,000,000	2,000,000
Series 2013DD-2 (JPMorgan Chase Bank)
06/15/2043	1.180%	5,350,000	5,350,000
Total			10,850,000
Utah 0.6%
City of Murray(a),(b)
Revenue Bonds
IHC Health Services, Inc.
Series 2005A (JPMorgan Chase Bank)
05/15/2037	1.180%	4,500,000	4,500,000
Total Floating Rate Notes (Cost $15,350,000)			15,350,000

Municipal Bonds 88.0%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Alabama 3.5%
Black Belt Energy Gas District
Revenue Bonds
Series 2016A (Mandatory Put 06/01/21)
07/01/2046	4.000%	12,500,000	12,965,750
Series 2017-A (Mandatory Put 07/01/22)
08/01/2047	4.000%	2,500,000	2,666,050
Series 2018A (Mandatory Put 12/01/23)
12/01/2048	4.000%	4,970,000	5,433,055
Black Belt Energy Gas District(c)
Revenue Bonds
Series 2018B-2 (Mandatory Put 12/01/23)
Muni Swap Index Yield + 0.620% 12/01/2048	1.560%	5,000,000	5,000,000
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Southeast Alabama Gas Supply District (The)
Revenue Bonds
Project #2
Series 2018A
06/01/2021	4.000%	1,000,000	1,037,100
State of Alabama Docks Department
Refunding Revenue Bonds
Docks Facilities
Series 2017B
10/01/2020	5.000%	1,280,000	1,311,270
Total			28,413,225
Alaska 1.6%
Alaska Industrial Development & Export Authority
Refunding Revenue Bonds
Greater Fairbanks Community Hospital Foundation Project
Series 2019
04/01/2023	5.000%	1,870,000	2,088,079
04/01/2024	5.000%	1,800,000	2,072,124
Revenue Bonds
Yukon-Kuskokwim Health Corp. Project
Series 2017
12/01/2020	3.500%	5,300,000	5,307,261
City of Valdez
Refunding Revenue Bonds
BP Pipelines, Inc. Project
Series 2003B
01/01/2021	5.000%	3,350,000	3,465,877
Total			12,933,341
Arizona 1.3%
Chandler Industrial Development Authority(d)
Revenue Bonds
Intel Corp.
Series 2019 (Mandatory Put 06/03/24)
06/01/2049	5.000%	1,450,000	1,676,707
City of Phoenix Civic Improvement Corp.(d)
Revenue Bonds
Series 2017A
07/01/2032	5.000%	2,000,000	2,454,660
Maricopa County Industrial Development Authority(c)
Refunding Revenue Bonds
Banner Health Obligation
Series 2019 (Mandatory Put 10/18/24)
Muni Swap Index Yield + 0.570% 01/01/2035	1.510%	1,465,000	1,467,930
Columbia Short Term Municipal Bond Fund | Quarterly Report 2020	1

Portfolio of Investments   (continued)
Columbia Short Term Municipal Bond Fund, January 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Maricopa County Industrial Development Authority
Revenue Bonds
Banner Health
Series 2017B (Mandatory Put 10/18/22)
01/01/2048	5.000%	4,500,000	4,973,895
Total			10,573,192
California 0.9%
California Municipal Finance Authority
Refunding Revenue Bonds
Community Medical Centers
Series 2017A
02/01/2036	5.000%	1,745,000	2,124,293
California Statewide Communities Development Authority(e)
Refunding Revenue Bonds
California Baptist University
Series 2017A
11/01/2022	3.000%	1,265,000	1,291,400
County of Riverside(d)
Revenue Bonds
Series 1989A Escrowed to Maturity (GNMA)
05/01/2021	7.800%	1,500,000	1,623,750
Palomar Health
Refunding Revenue Bonds
Series 2016
11/01/2020	5.000%	2,235,000	2,294,116
Total			7,333,559
Colorado 1.7%
City & County of Denver Airport System(d)
Refunding Revenue Bonds
Series 2017A
11/15/2030	5.000%	1,925,000	2,395,335
Colorado Health Facilities Authority
Refunding Revenue Bonds
CommonSpirit Health
Series 2019B (Mandatory Put 08/01/26)
08/01/2049	5.000%	2,000,000	2,393,900
Dawson Ridge Metropolitan District No. 1(f)
Limited General Obligation Refunding Bonds
Series 1992B Escrowed to maturity
10/01/2022	0.000%	3,375,000	3,284,078
Regional Transportation District
Certificate of Participation
Series 2010A
06/01/2020	5.000%	2,105,000	2,132,765
University of Colorado Hospital Authority
Revenue Bonds
Obligation Group
Series 2017 (Mandatory Put 03/01/22)
11/15/2038	5.000%	3,650,000	3,875,862
Total			14,081,940
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Connecticut 4.3%
City of Bridgeport
Unlimited General Obligation Refunding Bonds
Series 2017B
08/15/2026	5.000%	3,250,000	3,917,062
City of Waterbury
Unlimited General Obligation Bonds
Series 2017A
11/15/2020	4.000%	350,000	358,194
11/15/2021	5.000%	500,000	535,385
Unlimited General Obligation Refunding Bonds
Series 2017B
09/01/2020	4.000%	330,000	335,699
09/01/2021	5.000%	425,000	451,635
Connecticut Housing Finance Authority(d)
Refunding Revenue Bonds
Series 2019F-4 (Mandatory Put 11/15/20)
11/15/2041	1.450%	2,000,000	2,001,380
Subordinated Series 2018A-2
05/15/2021	2.150%	1,595,000	1,608,302
11/15/2021	2.250%	1,625,000	1,648,969
05/15/2022	2.375%	1,460,000	1,490,529
Revenue Bonds
Subordinated Series 2017 C-2
05/15/2020	2.750%	2,300,000	2,308,763
05/15/2021	3.000%	2,680,000	2,734,565
11/15/2021	3.000%	4,435,000	4,521,970
State of Connecticut
Unlimited General Obligation Bonds
Green Bond
Series 2016F
10/15/2030	5.000%	2,410,000	2,935,910
Series 2012B
04/15/2027	5.000%	3,000,000	3,255,510
Series 2016E
10/15/2034	5.000%	1,620,000	1,955,551
State of Connecticut Special Tax
Revenue Bonds
Series 2018B
10/01/2031	5.000%	3,535,000	4,473,931
Total			34,533,355
District of Columbia 1.5%
District of Columbia
Revenue Bonds
Federal Highway Grant Anticipation
12/01/2023	5.250%	1,750,000	1,810,935
District of Columbia Housing Finance Agency
Revenue Bonds
Series 2018B-1 (FHA) (Mandatory Put 03/01/22)
09/01/2023	2.550%	5,175,000	5,310,430

2	Columbia Short Term Municipal Bond Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Short Term Municipal Bond Fund, January 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Metropolitan Washington Airports Authority(d)
Refunding Revenue Bonds
Series 2016A
10/01/2035	5.000%	4,000,000	4,817,000
Total			11,938,365
Florida 2.8%
City of Cape Coral Water & Sewer
Refunding Special Assessment Bonds
Various Areas
Series 2017 (AGM)
09/01/2020	1.900%	920,000	922,990
City of Jacksonville
Refunding Revenue Bonds
Brooks Rehabilitation
Series 2017
11/01/2028	5.000%	2,705,000	3,339,701
City of Port St. Lucie
Special Assessment Refunding Revenue Bonds
Series 2016
07/01/2026	2.250%	1,750,000	1,822,398
County of Broward Airport System(d)
Refunding Revenue Bonds
Series 2015C
10/01/2020	5.000%	1,885,000	1,933,822
Revenue Bonds
Series 2017
10/01/2021	5.000%	1,480,000	1,576,096
County of Lee Solid Waste System(d)
Refunding Revenue Bonds
Series 2016 (NPFGC)
10/01/2022	5.000%	3,100,000	3,381,542
County of Miami-Dade Aviation(d)
Refunding Revenue Bonds
Series 2014
10/01/2020	5.000%	2,000,000	2,054,080
10/01/2034	5.000%	2,165,000	2,497,587
Florida Ports Financing Commission(d)
Refunding Revenue Bonds
Transportation Fund
Seris 2011B
06/01/2023	5.000%	3,000,000	3,156,330
Seminole County Industrial Development Authority
Refunding Revenue Bonds
Legacy Pointe at UCF Project
Series 2019
11/15/2025	3.750%	2,000,000	2,005,560
Total			22,690,106
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Georgia 3.0%
Burke County Development Authority
Refunding Revenue Bonds
Georgia Power Co. Plant Vogtle
Series 2015 (Mandatory Put 12/11/20)
10/01/2032	2.350%	7,700,000	7,768,299
Revenue Bonds
Georgia Power Co. Plant Vogtle Project
Series 2019 (Mandatory Put 05/25/23)
10/01/2032	2.250%	1,000,000	1,024,940
City of Atlanta
Refunding Tax Allocation Bonds
Atlantic Station Project
Series 2017
12/01/2020	5.000%	1,000,000	1,031,250
Main Street Natural Gas, Inc.
Revenue Bonds
Series 2007A
03/15/2021	5.000%	5,000,000	5,207,850
Series 2019B (Mandatory Put 12/02/24)
08/01/2049	4.000%	3,360,000	3,787,090
Series 2019C
09/01/2024	5.000%	1,500,000	1,743,045
Monroe County Development Authority
Revenue Bonds
Georgia Power Co. Plant Scherer
Series 2015 (Mandatory Put 12/11/20)
10/01/2048	2.350%	4,000,000	4,043,680
Total			24,606,154
Illinois 13.4%
Chicago O’Hare International Airport(d)
Refunding Revenue Bonds
General Senior Lien
Series 2012B
01/01/2022	5.000%	5,000,000	5,376,100
Series 2013A
01/01/2022	5.000%	5,675,000	6,101,873
Passenger Facility Charge
Series 2012
01/01/2027	4.000%	2,980,000	3,127,570
Series 2015A
01/01/2028	5.000%	2,000,000	2,340,660
Chicago Park District
Limited Tax General Obligation Refunding Bonds
Series 2014D
01/01/2021	5.000%	1,000,000	1,031,460

Columbia Short Term Municipal Bond Fund | Quarterly Report 2020	3

Portfolio of Investments   (continued)
Columbia Short Term Municipal Bond Fund, January 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Chicago Transit Authority
Refunding Revenue Bonds
Federal Transit Administration Section 5307 Urbanized Area Formula Funds
Series 2015
06/01/2020	5.000%	11,250,000	11,383,875
City of Chicago
Unlimited General Obligation Notes
Series 2015A Escrowed to Maturity
01/01/2021	5.000%	5,000,000	5,181,300
Unlimited General Obligation Refunding Bonds
Project
Series 2014A Escrowed to Maturity
01/01/2021	5.000%	4,875,000	5,051,767
Series 2016C
01/01/2022	5.000%	5,000,000	5,328,900
City of Chicago(f)
Unlimited General Obligation Refunding Bonds
Series 2009C
01/01/2022	0.000%	2,700,000	2,588,733
City of Chicago Wastewater Transmission
Refunding Revenue Bonds
2nd Lien
Series 2015C
01/01/2021	5.000%	1,000,000	1,034,310
Second Lien
01/01/2024	5.000%	2,200,000	2,499,596
Revenue Bonds
Second Lien
01/01/2021	3.000%	1,795,000	1,823,271
City of Chicago Waterworks
Refunding Revenue Bonds
2nd Lien
Series 2016
11/01/2020	5.000%	5,000,000	5,142,050
11/01/2021	5.000%	2,115,000	2,252,687
Series 2016
11/01/2022	5.000%	3,220,000	3,539,617
Revenue Bonds
2nd Lien
Series 2012
11/01/2021	4.000%	1,500,000	1,569,495
City of Granite City(d)
Revenue Bonds
Waste Management, Inc. Project
Series 2019 (Mandatory Put 05/01/20)
05/01/2027	2.200%	5,000,000	5,011,250
City of Springfield Electric
Refunding Revenue Bonds
Senior Lien
Series 2015
03/01/2020	5.000%	2,000,000	2,005,715
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Cook County Community College District No. 535 Oakton
Limited General Obligation Bonds
Limited Tax
Series 2014
12/01/2027	4.000%	1,480,000	1,658,088
DeKalb County Community Unit School District No. 424 Genoa-Kingston(f)
Unlimited General Obligation Bonds
Capital Appreciation
Series 2001 (AMBAC)
01/01/2021	0.000%	1,500,000	1,480,710
Illinois Development Finance Authority(f)
Revenue Bonds
Zero Regency Park
Series 1991 Escrowed to Maturity
07/15/2023	0.000%	2,395,000	2,303,751
Illinois Finance Authority(c)
Refunding Revenue Bonds
Presbyterian Home
Series 2016 (Mandatory Put 05/01/21)
0.7 x 1-month USD LIBOR + 1.350% 05/01/2036	2.596%	2,400,000	2,403,840
Illinois Finance Authority
Refunding Revenue Bonds
Swedish Covenant Hospital
Series 2016
08/15/2020	5.000%	400,000	407,024
08/15/2021	5.000%	455,000	477,882
Kane Cook & DuPage Counties School District No. U-46 Elgin(f)
Unrefunded Unlimited General Obligation Bonds
Series 2003B (AMBAC)
01/01/2023	0.000%	2,000,000	1,920,860
Kendall Kane & Will Counties Community Unit School District No. 308(f)
Unlimited General Obligation Bonds
Capital Appreciation-School
Series 2018 (AGM)
02/01/2022	0.000%	1,950,000	1,895,166
Kendall Kane & Will Counties Community Unit School District No. 308
Unlimited General Obligation Refunding Bonds
Series 2011A
02/01/2023	5.500%	2,000,000	2,235,460
Regional Transportation Authority
Revenue Bonds
Series 2003A (NPFGC)
07/01/2022	5.500%	3,470,000	3,831,852
Series 2016A
06/01/2031	5.000%	1,785,000	2,129,969
Series 2018B
06/01/2033	5.000%	1,815,000	2,250,691
State of Illinois
Unlimited General Obligation Bonds
Series 2013CR (AGM)
04/01/2021	5.000%	7,180,000	7,493,622

4	Columbia Short Term Municipal Bond Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Short Term Municipal Bond Fund, January 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Unlimited General Obligation Refunding Bonds
Series 2018-A
10/01/2021	5.000%	2,000,000	2,111,820
Unrefunded Revenue Bonds
Build Illinois
Series 2009B
06/15/2020	5.000%	1,415,000	1,418,750
University of Illinois
Refunding Revenue Bonds
Auxiliary Facilities System
Series 2013A
04/01/2026	5.000%	2,000,000	2,231,920
Total			108,641,634
Indiana 2.9%
City of Whiting(d)
Refunding Revenue Bonds
BP Products North America
Series 2019 (Mandatory Put 06/05/26)
12/01/2044	5.000%	4,200,000	5,071,164
Elkhart County Corrections Complex Building Corp.
Refunding Revenue Bonds
1st Mortgage
Series 2015
12/01/2025	4.000%	2,505,000	2,868,049
Indiana Finance Authority(c)
Revenue Bonds
Indiana University Health
Series 2011M (Mandatory Put 07/02/21)
Muni Swap Index Yield + 0.550% 03/01/2036	1.220%	5,365,000	5,366,556
Indiana Health & Educational Facilities Financing Authority
Revenue Bonds
Ascension Senior Credit
Series 2016 (Mandatory Put 11/02/21)
11/15/2031	1.750%	5,000,000	5,059,450
Indiana Housing & Community Development Authority(d)
Refunding Revenue Bonds
Series 2017A-2 (GNMA)
01/01/2039	4.000%	1,280,000	1,346,253
Series 2017C-2 (GNMA)
01/01/2037	4.000%	1,515,000	1,590,917
Vinton-Tecumseh School Building Corp.
Revenue Bonds
1st Mortgage
Series 2018A
07/15/2036	5.000%	1,520,000	1,862,653
Total			23,165,042
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Iowa 0.4%
Iowa Student Loan Liquidity Corp.(d)
Refunding Revenue Bonds
Series 2019B
12/01/2022	5.000%	400,000	441,944
12/01/2023	5.000%	580,000	661,067
Revenue Bonds
Series 2015A
12/01/2022	5.000%	2,000,000	2,192,140
Total			3,295,151
Kentucky 3.0%
Kenton County School District Finance Corp.
Refunding Revenue Bonds
Series 2015B
10/01/2025	3.000%	1,995,000	2,144,266
Kentucky Economic Development Finance Authority
Refunding Revenue Bonds
Owensboro Health System
Series 2017A
06/01/2021	5.000%	1,000,000	1,041,830
06/01/2022	5.000%	1,000,000	1,072,770
Kentucky Public Energy Authority
Revenue Bonds
Gas Supply
06/01/2020	4.000%	650,000	656,045
12/01/2020	4.000%	1,070,000	1,095,220
06/01/2021	4.000%	1,065,000	1,104,511
12/01/2024	4.000%	3,000,000	3,375,030
Series 2018A (Mandatory Put 04/01/24)
04/01/2048	4.000%	3,000,000	3,297,960
Series 2019C (Mandatory Put 02/01/28)
02/01/2050	4.000%	5,000,000	5,833,750
Kentucky State Property & Building Commission
Refunding Revenue Bonds
Project #112
Series 2016B
11/01/2021	5.000%	3,000,000	3,204,480
Louisville Regional Airport Authority(d)
Refunding Revenue Bonds
Series 2014-A
07/01/2022	5.000%	1,625,000	1,777,246
Total			24,603,108
Louisiana 0.6%
Louisiana Offshore Terminal Authority
Refunding Revenue Bonds
Loop LLC Project
Series 2019 (Mandatory Put 12/01/23)
09/01/2027	1.650%	1,000,000	1,013,040

Columbia Short Term Municipal Bond Fund | Quarterly Report 2020	5

Portfolio of Investments   (continued)
Columbia Short Term Municipal Bond Fund, January 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Parish of St. John the Baptist
Refunding Revenue Bonds
Marathon Oil Corp. Project
Series 2019 (Mandatory Put 04/01/23)
06/01/2037	2.000%	2,500,000	2,542,650
Series 2019 (Mandatory Put 07/01/24)
06/01/2037	2.100%	1,500,000	1,538,565
Total			5,094,255
Maryland 0.1%
Maryland Community Development Administration
Refunding Revenue Bonds
Series 2019B
09/01/2034	3.000%	620,000	653,158
Massachusetts 2.4%
Lowell Regional Transit Authority
Revenue Notes
RAN Series 2019
08/19/2020	2.000%	5,600,000	5,622,120
Massachusetts Educational Financing Authority(d)
Refunding Revenue Bonds
Issue K
Series 2017A
07/01/2020	4.000%	375,000	379,478
07/01/2021	4.000%	1,000,000	1,040,280
Series 2016J
07/01/2020	4.000%	2,150,000	2,175,671
Series 2018B
07/01/2021	5.000%	1,150,000	1,212,341
Revenue Bonds
Series 2015A
01/01/2022	5.000%	3,500,000	3,753,050
Senior Revenue Bonds
Series 2019B
07/01/2023	5.000%	500,000	562,105
Massachusetts Housing Finance Agency(d)
Refunding Revenue Bonds
Single Family
Series 2017-188
12/01/2020	1.700%	885,000	889,053
06/01/2021	1.800%	685,000	689,398
Massachusetts Housing Finance Agency
Revenue Bonds
Construction Loan Notes
Series 2017B
12/01/2021	2.050%	1,835,000	1,835,734
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Massachusetts Port Authority(d)
Refunding Revenue Bonds
BosFuel Project
Series 2019A
07/01/2026	5.000%	885,000	1,085,169
Total			19,244,399
Michigan 0.7%
Michigan Finance Authority(d)
Refunding Revenue Bonds
Student Loan
Series 2014-25A
11/01/2023	3.500%	3,165,000	3,332,967
Wayne County Airport Authority(d)
Refunding Revenue Bonds
Junior Lien
Series 2017B
12/01/2021	5.000%	1,000,000	1,069,510
12/01/2022	5.000%	1,100,000	1,217,612
Total			5,620,089
Minnesota 1.6%
City of Maple Grove
Refunding Revenue Bonds
Maple Grove Hospital Corp.
Series 2017
05/01/2020	4.000%	785,000	790,252
05/01/2021	4.000%	500,000	517,265
05/01/2022	4.000%	500,000	530,535
City of Minneapolis
Revenue Bonds
Housing - 1500 Nicollet Apartments Project
Series 2017 (Mandatory Put 05/01/20)
05/01/2021	3.000%	1,450,000	1,450,087
City of Wayzata
Refunding Revenue Bonds
Folkstone Senior Living Co.
Series 2019
08/01/2022	3.000%	100,000	103,084
08/01/2023	3.000%	200,000	207,880
08/01/2024	3.000%	100,000	104,582
08/01/2025	3.000%	200,000	210,246
08/01/2026	3.000%	250,000	263,432
Duluth Independent School District No. 709
Refunding Certificate of Participation
School District Credit Enhancement Project
Series 2019B
02/01/2022	5.000%	965,000	1,036,613
Hastings Independent School District No. 200(f)
Unlimited General Obligation Bonds
Student Credit Enhancement Program School Building
Series 2018A
02/01/2023	0.000%	800,000	773,400

6	Columbia Short Term Municipal Bond Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Short Term Municipal Bond Fund, January 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Housing & Redevelopment Authority of The City of St. Paul
Revenue Bonds
Millberry Apartments Project
Series 2018B (Mandatory Put 03/01/20)
03/01/2021	3.750%	3,915,000	3,916,723
Minnesota Housing Finance Agency(d)
Refunding Revenue Bonds
Residential Housing
Series 2017D (GNMA)
01/01/2021	2.200%	1,330,000	1,336,317
Minnesota Housing Finance Agency(d),(g)
Revenue Bonds
Series 2020A
07/01/2022	1.300%	250,000	250,115
07/01/2023	1.350%	300,000	300,147
Series 2020A (GNMA)
07/01/2021	1.150%	500,000	500,075
07/01/2024	1.450%	200,000	200,194
Total			12,490,947
Mississippi 0.1%
Mississippi Development Bank
Refunding Revenue Bonds
Jackson Public School District Project
Series 2015A
04/01/2020	5.000%	1,000,000	1,006,280
Missouri 1.4%
Cape Girardeau County Industrial Development Authority
Refunding Revenue Bonds
SoutheastHEALTH
Series 2017
03/01/2020	5.000%	325,000	325,826
03/01/2021	5.000%	400,000	414,128
City of Springfield(d)
Refunding Revenue Bonds
Series 2017-B
07/01/2020	5.000%	2,810,000	2,853,443
Health & Educational Facilities Authority of the State of Missouri
Refunding Revenue Bonds
CoxHealth
Series 2015A
11/15/2033	5.000%	5,000,000	5,873,200
Joplin Industrial Development Authority
Refunding Revenue Bonds
Freeman Health System
Series 2015
02/15/2035	5.000%	1,820,000	2,045,134
Total			11,511,731
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Nebraska 0.3%
Nebraska Investment Finance Authority
Revenue Bonds
Series 2018C
09/01/2023	2.250%	1,920,000	1,994,074
Nevada 1.4%
County of Clark Department of Aviation(d)
Refunding Revenue Bonds
Las Vegas McCarran International Airport
Series 2017
07/01/2021	5.000%	2,500,000	2,641,650
07/01/2022	5.000%	2,240,000	2,448,723
Subordinated Series 2017A-1
07/01/2022	5.000%	3,000,000	3,279,540
Nevada Housing Division
Revenue Bonds
Desert Properties Apartments Project
06/01/2020	2.150%	2,960,000	2,969,531
Total			11,339,444
New Hampshire 0.8%
New Hampshire Business Finance Authority(d)
Refunding Revenue Bonds
Waste Management
Series 2019 (Mandatory Put 07/01/24)
07/01/2027	2.150%	1,000,000	1,031,230
New Hampshire Business Finance Authority(c),(d)
Refunding Revenue Bonds
Waste Management, Inc. Project
Series 2018 (Mandatory Put 10/01/21)
Muni Swap Index Yield + 0.750% 10/01/2033	1.690%	5,000,000	4,998,650
Total			6,029,880
New Jersey 5.6%
City of Atlantic City
Unlimited General Obligation Bonds
Tax Appeal
Series 2017B (AGM)
03/01/2020	5.000%	400,000	401,082
03/01/2021	5.000%	650,000	675,298
03/01/2022	5.000%	500,000	537,130
Garden State Preservation Trust(f)
Revenue Bonds
Capital Appreciation
Series 2003B (AGM)
11/01/2022	0.000%	5,000,000	4,845,000

Columbia Short Term Municipal Bond Fund | Quarterly Report 2020	7

Portfolio of Investments   (continued)
Columbia Short Term Municipal Bond Fund, January 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New Jersey Economic Development Authority
Refunding Revenue Bonds
School Facilities Construction
Series 2013
03/01/2023	5.000%	2,520,000	2,796,620
Series 2015XX
06/15/2026	4.250%	2,355,000	2,636,517
Series 2017B
11/01/2022	5.000%	2,285,000	2,512,472
Revenue Bonds
Series 2017DDD
06/15/2020	5.000%	500,000	507,165
New Jersey Health Care Facilities Financing Authority
Refunding Revenue Bonds
Hospital Asset Transformation Program
Series 2017
10/01/2031	5.000%	2,000,000	2,407,900
Princeton HealthCare System
Series 2016
07/01/2020	5.000%	650,000	660,751
New Jersey Higher Education Student Assistance Authority(d)
Refunding Revenue Bonds
Series 2018B
12/01/2020	5.000%	1,500,000	1,548,270
Revenue Bonds
Series 2015-1A
12/01/2027	4.000%	3,725,000	4,118,174
Series 2016-1A
12/01/2020	5.000%	1,250,000	1,290,225
Series 2017-1A
12/01/2023	5.000%	2,100,000	2,395,218
New Jersey Higher Education Student Assistance Authority
Refunding Revenue Bonds
Series 2019A
12/01/2029	2.375%	1,000,000	1,023,620
New Jersey Housing & Mortgage Finance Agency
Refunding Revenue Bonds
Series 2017B
05/01/2021	2.000%	7,675,000	7,756,125
New Jersey Transportation Trust Fund Authority
Refunding Revenue Bonds
Federal Highway Reimbursement
Series 2018
06/15/2022	5.000%	3,000,000	3,261,960
Revenue Bonds
Transportation System
Series 1999A
06/15/2020	5.750%	2,570,000	2,613,818
Series 2006A (AGM)
12/15/2020	5.250%	2,360,000	2,445,408
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Tobacco Settlement Financing Corp.
Refunding Revenue Bonds
Series 2018A
06/01/2022	5.000%	1,000,000	1,082,520
Total			45,515,273
New York 13.1%
Avoca Central School District
Unlimited General Obligation Notes
BAN Series 2019
06/26/2020	2.000%	5,000,000	5,015,350
Board of Cooperative Educational Services for the Sole Supervisory District
Revenue Notes
RAN Series 2019
06/18/2020	2.250%	7,000,000	7,025,270
St. Lawrence and Lewis Counties
RAN Series 2019
06/19/2020	2.250%	5,500,000	5,519,965
City of Poughkeepsie
Limited General Obligation Notes
BAN Series 2019A
05/02/2020	3.000%	1,410,000	1,413,835
Gilboa-Conesville Central School District
Unlimited General Obligation Notes
BAN Series 2019
06/26/2020	2.000%	2,973,500	2,980,280
Gloversville Enlarged School District
Unlimited General Obligation Notes
Fulton County
BAN Series 2019A
10/16/2020	1.750%	5,000,000	5,027,950
Housing Development Corp.
Revenue Bonds
Series 2017C-2
07/01/2021	1.700%	3,000,000	3,000,600
Sustainable Neighborhood
Series 2017G (Mandatory Put 12/31/21)
11/01/2057	2.000%	3,000,000	3,013,380
Jasper-Troupsberg Central School District
Unlimited General Obligation Notes
BAN Series 2019
06/26/2020	2.000%	2,750,000	2,756,270
Little Falls City School District
Unlimited General Obligation Notes
BAN Series 2020
02/05/2021	1.750%	5,800,000	5,836,134
Metropolitan Transportation Authority
Revenue Bonds
BAN Series 2018B-1J
05/15/2020	5.000%	5,250,000	5,307,855

8	Columbia Short Term Municipal Bond Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Short Term Municipal Bond Fund, January 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2020A-1
02/01/2023	5.000%	5,000,000	5,555,150
New York Transportation Development Corp.(d)
Refunding Revenue Bonds
Terminal One Group Association
Series 2015
01/01/2021	5.000%	5,500,000	5,683,095
Revenue Bonds
Delta Air Lines, Inc., LaGuardia
Series 2018
01/01/2022	5.000%	3,290,000	3,517,536
01/01/2034	5.000%	2,500,000	3,052,600
Owego Apalachin Central School District
Unlimited General Obligation Notes
RAN Series 2019A
06/26/2020	2.000%	2,500,000	2,500,900
Port Authority of New York & New Jersey(d)
Revenue Bonds
Series 2011-106
10/15/2021	5.000%	2,250,000	2,404,215
Rome City School District
Unlimited General Obligation Notes
BAN Series 2019
07/30/2020	2.000%	3,610,958	3,625,438
State of New York Mortgage Agency(d)
Refunding Revenue Bonds
Series 2014-189
04/01/2021	2.450%	1,000,000	1,010,980
Series 2017-206
04/01/2020	1.500%	1,340,000	1,340,107
10/01/2020	1.600%	1,490,000	1,491,550
04/01/2021	1.700%	1,730,000	1,734,152
10/01/2021	1.800%	1,165,000	1,172,258
04/01/2022	1.950%	1,300,000	1,312,688
Revenue Bonds
55th Series 2017
04/01/2020	1.750%	960,000	960,614
10/01/2020	1.800%	1,725,000	1,729,261
04/01/2021	1.950%	1,815,000	1,825,600
10/01/2021	2.050%	505,000	510,040
Town of East Fishkill
Limited General Obligation Notes
BAN Series 2019A
07/23/2020	2.000%	4,250,000	4,267,553
TSASC, Inc.
Refunding Revenue Bonds
Series 2017A
06/01/2020	5.000%	1,000,000	1,012,100
Village of Cooperstown
Limited General Obligation Notes
BAN Series 2020
01/28/2021	1.750%	5,800,000	5,834,568
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Village of Springville
Limited General Obligation Notes
BAN Series 2019
07/02/2020	2.000%	4,626,000	4,640,803
West Islip Fire District
Limited General Obligation Notes
BAN Series 2019
07/10/2020	2.000%	4,205,000	4,217,909
Total			106,296,006
North Carolina 0.4%
North Carolina Turnpike Authority
Refunding Revenue Bonds
Senior Lien
01/01/2025	5.000%	1,500,000	1,764,855
01/01/2025	5.000%	1,110,000	1,305,993
Total			3,070,848
North Dakota 0.2%
North Dakota Housing Finance Agency
Refunding Revenue Bonds
Housing and Home Mortgage Finance Program
Series 2017
07/01/2020	1.850%	730,000	732,102
01/01/2021	1.950%	645,000	649,412
Total			1,381,514
Ohio 1.2%
City of Cleveland Airport System(d)
Refunding Revenue Bonds
Series 2019-B
01/01/2024	5.000%	1,200,000	1,372,272
Ohio Air Quality Development Authority(d)
Refunding Revenue Bonds
American Electric Power Co. Project
Series 2019 (Mandatory Put 10/01/24)
07/01/2028	2.100%	6,000,000	6,104,820
Ohio Housing Finance Agency
Refunding Revenue Bonds
Housing and Urban Development Corp., Ltd.
Series 2018A
04/01/2021	3.000%	2,110,000	2,153,551
Revenue Bonds
Series 2010-1 (GNMA / FNMA)
11/01/2028	5.000%	10,000	10,080
Total			9,640,723

Columbia Short Term Municipal Bond Fund | Quarterly Report 2020	9

Portfolio of Investments   (continued)
Columbia Short Term Municipal Bond Fund, January 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Oklahoma 0.6%
Cleveland County Educational Facilities Authority
Revenue Bonds
Moore Public Schools Project
Series 2016
06/01/2020	5.000%	500,000	506,480
Oklahoma Development Finance Authority(d)
Revenue Bonds
Gilcrease Expressway West Project
Series 2020
07/06/2023	1.625%	4,000,000	4,007,520
Total			4,514,000
Oregon 0.1%
County of Gilliam(d)
Revenue Bonds
Waste Management
Series 2019A (Mandatory Put 05/02/22)
08/01/2025	2.400%	1,000,000	1,008,020
Pennsylvania 3.9%
City of Philadelphia Airport(d)
Refunding Revenue Bonds
Series 2011A
06/15/2023	5.000%	1,540,000	1,621,943
Series 2017B
07/01/2022	5.000%	500,000	546,465
Commonwealth Financing Authority
Revenue Bonds
Tobacco Master Settlement Payment
Series 2018
06/01/2020	5.000%	1,000,000	1,012,530
Pennsylvania Economic Development Financing Authority(d)
Revenue Bonds
PA Bridges Finco LP
Series 2015
12/31/2021	5.000%	1,170,000	1,244,002
06/30/2022	5.000%	5,000,000	5,392,150
Waste Management, Inc. Project
Series 2017A (Mandatory Put 08/03/20)
08/01/2037	1.700%	2,000,000	2,004,340
Pennsylvania Housing Finance Agency(d)
Refunding Revenue Bonds
Series 2017-124A
04/01/2020	1.450%	1,000,000	1,000,040
10/01/2020	1.550%	1,000,000	1,000,840
04/01/2021	1.650%	1,000,000	1,002,630
10/01/2021	1.750%	725,000	728,683
Pennsylvania Housing Finance Agency
Revenue Bonds
Series 2019-129
10/01/2034	2.950%	1,500,000	1,580,760
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Pennsylvania Turnpike Commission(c)
Refunding Revenue Bonds
Series 2018A-1
Muni Swap Index Yield + 0.600% 12/01/2023	1.540%	5,000,000	5,024,150
Pennsylvania Turnpike Commission
Refunding Revenue Bonds
Subordinated Series 2017B-2
06/01/2031	5.000%	1,000,000	1,226,530
Subordinated Series 2017B-2 (AGM)
06/01/2035	5.000%	2,275,000	2,790,811
Quakertown General Authority
Refunding Revenue Bonds
USDA Loan Anticipation Notes
Series 2017
07/01/2021	3.125%	2,500,000	2,500,100
Redevelopment Authority of the City of Philadelphia(d)
Refunding Revenue Bonds
Series 2015B
04/15/2020	5.000%	1,425,000	1,435,203
School District of Philadelphia (The)
Limited General Obligation Bonds
Series 2018A
09/01/2022	5.000%	560,000	615,429
09/01/2023	5.000%	450,000	509,571
Total			31,236,177
Rhode Island 1.1%
Rhode Island Health & Educational Building Corp.
Refunding Revenue Bonds
Hospital Financing - Lifespan Obligation
Series 2016G
05/15/2022	5.000%	1,250,000	1,354,188
Rhode Island Housing & Mortgage Finance Corp.(d)
Refunding Revenue Bonds
Homeownership Opportunity
Series 2016
04/01/2026	2.600%	1,235,000	1,290,130
10/01/2026	2.650%	1,575,000	1,649,277
Rhode Island Student Loan Authority(d)
Refunding Revenue Bonds
Series 2018A
12/01/2022	5.000%	1,300,000	1,433,263
Revenue Bonds
Senior Program
Series 2019A
12/01/2023	5.000%	650,000	738,244
12/01/2024	5.000%	875,000	1,021,589
12/01/2035	2.875%	1,500,000	1,560,150
Total			9,046,841

10	Columbia Short Term Municipal Bond Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Short Term Municipal Bond Fund, January 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
South Carolina 0.7%
Laurens County Water & Sewer Commission(g)
Revenue Bonds
BAN Series 2020
02/01/2022	1.375%	2,000,000	2,005,820
South Carolina Jobs-Economic Development Authority(e)
Revenue Bonds
Royal Live Oaks Academy Project
Series 2018
08/01/2020	3.000%	2,700,000	2,701,269
South Carolina Ports Authority(d)
Revenue Bonds
Series 2018
07/01/2020	5.000%	500,000	508,040
Total			5,215,129
Tennessee 1.0%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board
Revenue Bonds
East Webster Street Apartments
Series 2018 (Mandatory Put 04/01/20)
04/01/2021	2.050%	1,250,000	1,252,300
Tennessee Energy Acquisition Corp.
Revenue Bonds
Series 2006C
02/01/2020	5.000%	4,300,000	4,300,379
Series 2018 (Mandatory Put 11/01/25)
11/01/2049	4.000%	2,500,000	2,831,975
Total			8,384,654
Texas 3.7%
City of Houston Airport System(d)
Refunding Revenue Bonds
Subordinated Series 2018 Class C
07/01/2027	5.000%	1,890,000	2,369,474
City of San Antonio Airport System(d)
Refunding Revenue Bonds
Lien
Subordinated Series 2019A
07/01/2024	5.000%	1,000,000	1,158,620
Harris County Cultural Education Facilities Finance Corp.
Revenue Bonds
National Western Life Group
Series 2019A (Mandatory Put 12/01/26)
07/01/2049	5.000%	2,500,000	3,116,150
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Harris County Cultural Education Facilities Finance Corp.(c)
Revenue Bonds
Natus Medical, Inc.
Series 2019 (Mandatory Put 12/04/24)
Muni Swap Index Yield + 0.570% 12/01/2049	1.510%	2,000,000	2,000,000
Houston Independent School District Public Facility Corp.(f)
Revenue Bonds
Capital Appreciation-Cesar E. Chavez
Series 1998A (AMBAC)
09/15/2020	0.000%	2,685,000	2,667,950
Lewisville Independent School District(f)
Unlimited General Obligation Refunding Bonds
Series 2014B
08/15/2022	0.000%	3,175,000	3,087,243
Matagorda County Navigation District No. 1(d)
Refunding Revenue Bonds
Central Power and Light Co.
Series 2017 (Mandatory Put 09/01/20)
05/01/2030	1.750%	4,000,000	4,011,400
New Hope Cultural Education Facilities Finance Corp.
Revenue Bonds
Texas A&M University Cain Hall Redevelopment Project
Series 2016
04/01/2036	5.000%	1,545,000	1,860,242
State of Texas(d)
Unlimited General Obligation Bonds
Series 2014
08/01/2023	6.000%	3,475,000	4,070,372
Unlimited General Obligation Refunding Bonds
College Student Loan
Series 2018
08/01/2020	4.000%	3,000,000	3,043,590
Travis County Housing Finance Corp.
Revenue Bonds
McKinney Falls Apartments
Series 2018 (Mandatory Put 04/01/20)
04/01/2021	2.000%	2,500,000	2,503,525
Total			29,888,566
Utah 0.8%
County of Utah
Revenue Bonds
IHC Health Services, Inc.
Series 2018B (Mandatory Put 08/01/22)
05/15/2056	5.000%	3,750,000	4,074,750
Salt Lake City Corp. Airport(d)
Revenue Bonds
Series 2017A
07/01/2032	5.000%	2,105,000	2,578,604
Total			6,653,354

Columbia Short Term Municipal Bond Fund | Quarterly Report 2020	11

Portfolio of Investments   (continued)
Columbia Short Term Municipal Bond Fund, January 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Vermont 1.2%
Vermont Economic Development Authority
Revenue Bonds
Bennington College Real Estate Project
RAN Series 2017
07/01/2020	2.000%	10,000,000	10,000,900
Virgin Islands, U.S. 0.1%
Virgin Islands Public Finance Authority(e),(h)
Revenue Bonds
Series 2015
09/01/2020	5.000%	750,000	762,660
Virginia 1.0%
Wise County Industrial Development Authority
Revenue Bonds
Series 2015A (Mandatory Put 09/01/20)
10/01/2040	2.150%	3,375,000	3,395,452
Virginia Electric & Power Co.
Series 2015A (Mandatory Put 06/01/20)
11/01/2040	1.875%	5,000,000	5,012,650
Total			8,408,102
Washington 2.9%
Grant County Public Utility District No. 2 Priest Rapids Hydroelectric Project(d)
Prerefunded 07/01/24 Revenue Bonds
Series 2014B
01/01/2025	5.000%	2,005,000	2,340,557
Refunding Revenue Bonds
Series 2014B
01/01/2024	5.000%	1,910,000	2,194,170
Port of Seattle(d)
Revenue Bonds
Intermediate Lien
Series 2017
05/01/2025	5.000%	5,000,000	5,953,650
Series 2019
04/01/2021	5.000%	1,000,000	1,045,940
04/01/2022	5.000%	2,000,000	2,165,060
04/01/2023	5.000%	2,000,000	2,238,520
Series 2018B
05/01/2023	5.000%	2,000,000	2,244,680
State of Washington
Unlimited General Obligation Bonds
Various Purpose
Series 2013D
02/01/2027	3.000%	1,925,000	2,038,267
Washington State Housing Finance Commission(d)
Refunding Revenue Bonds
Single Family Program
Series 2015
12/01/2022	2.600%	1,030,000	1,063,166
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2017
06/01/2039	4.000%	880,000	936,126
Washington State Housing Finance Commission
Revenue Bonds
Series 2010A (GNMA / FNMA / FHLMC)
10/01/2028	4.700%	50,000	50,201
Transforming Age Projects
Series 2019
01/01/2026	2.375%	1,500,000	1,504,845
Total			23,775,182
Wisconsin 0.7%
Wisconsin Housing & Economic Development Authority(d)
Refunding Revenue Bonds
Series 2015A
03/01/2020	2.150%	1,795,000	1,795,777
Series 2017B (FHA)
03/01/2020	1.600%	350,000	350,045
03/01/2021	1.850%	525,000	527,845
09/01/2022	2.150%	870,000	885,538
Revenue Bonds
Series 2018A
03/01/2021	2.250%	390,000	393,483
03/01/2022	2.500%	1,265,000	1,291,059
09/01/2022	2.600%	710,000	728,545
Total			5,972,292
Total Municipal Bonds (Cost $701,804,840)			712,562,670

Municipal Short Term 10.8%
Issue Description	Effective Yield	Principal Amount ($)	Value ($)
Florida 0.8%
Florida Development Finance Corp.(d)
Revenue Notes
Virgin Trains USA Pass
Series 2019 (Mandatory Put 03/17/20)
01/01/2049	1.900%	6,685,000	6,691,217
Massachusetts 2.1%
Brockton Area Transit Authority
Revenue Notes
Transit Authority
RAN Series 2019
07/30/2020	1.320%	6,300,000	6,320,916
Cape Cod Regional Transit Authority
Revenue Notes
RAN Series 2019
07/24/2020	1.360%	7,600,000	7,622,952

12	Columbia Short Term Municipal Bond Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Short Term Municipal Bond Fund, January 31, 2020 (Unaudited)
Municipal Short Term (continued)
Issue Description	Effective Yield	Principal Amount ($)	Value ($)
Greater Attleboro-Taunton Regional Transit Authority
Revenue Notes
RAN Series 2019
08/21/2020	1.200%	3,200,000	3,213,984
Total			17,157,852
Nevada 0.4%
State of Nevada Department of Business & Industry(d),(e)
Revenue Bonds
Republic Services, Inc. Project
Series 2019 (Mandatory Put 06/01/20)
12/01/2026	1.870%	3,000,000	3,002,010
New Hampshire 0.4%
New Hampshire Business Finance Authority(d),(e)
Refunding Revenue Bonds
Emerald Renewable Diesel LLC Project
Series 2019 (Mandatory Put 08/31/20)
06/01/2049	1.980%	3,000,000	3,011,100
New York 5.0%
Board of Cooperative Educational Services for the Sole Supervisory District
Revenue Notes
RAN Series 2019
06/19/2020	1.290%	3,520,000	3,532,778
09/29/2020	1.230%	7,000,000	7,035,070
Board of Cooperative Educational Services of Second Supervisory District
Revenue Notes
RAN Series 2019
06/30/2020	1.290%	6,900,000	6,919,803
Brookfield Central School District
Unlimited General Obligation Notes
BAN Series 2019
06/26/2020	1.370%	2,648,748	2,655,317
Caledonia-Mumford Central School District
Unlimited General Obligation Notes
Series 2019
06/26/2020	1.320%	2,830,000	2,837,584
County of Suffolk
Limited General Obligation Notes
TAN Series 2019I
07/23/2020	1.120%	5,000,000	5,032,850
Springville-Griffith Institute Central School District
Unlimited General Obligation Notes
BAN Series 2019
08/21/2020	1.220%	2,395,517	2,405,722
Town of Elma
Limited General Obligation Notes
BAN Series 2019
08/06/2020	1.410%	1,897,000	1,902,653
Municipal Short Term (continued)
Issue Description	Effective Yield	Principal Amount ($)	Value ($)
Utica School District
Unlimited General Obligation Notes
BAN Series 2019
07/17/2020	0.940%	7,975,000	8,013,679
Total			40,335,456
Ohio 0.2%
County of Franklin(g)
Revenue Bonds
CHE Trinity Health Credit Group
Series 2020 (Mandatory Put 05/01/20)
12/01/2046	1.050%	2,000,000	2,000,000
Pennsylvania 0.4%
School District of Philadelphia (The)
Tax & Revenue Anticipation Note
Series 2019C
03/31/2020	0.950%	3,500,000	3,517,454
Wisconsin 1.5%
Public Finance Authority(d),(g)
Refunding Revenue Bonds
Waste Management, Inc. Project
Series 2018 (Mandatory Put 05/01/20)
06/01/2023	1.120%	5,000,000	5,000,000
Public Finance Authority(d)
Revenue Bonds
Waste Management, Inc.
Series 2019 (Mandatory Put 02/03/20)
10/01/2025	1.120%	7,000,000	7,000,000
Total			12,000,000
Total Municipal Short Term (Cost $87,614,241)			87,715,089

Money Market Funds 0.7%
	Shares	Value ($)
Dreyfus AMT-Free Tax Exempt Cash Management Fund, Institutional Shares, 0.793%(i)	87,646	87,655
JPMorgan Institutional Tax Free Money Market Fund, Institutional Shares, 0.843%(i)	5,684,937	5,684,937
Total Money Market Funds (Cost $5,772,574)		5,772,592
Total Investments in Securities (Cost $810,541,655)		821,400,351
Other Assets & Liabilities, Net		(11,043,527)
Net Assets		$810,356,824

Columbia Short Term Municipal Bond Fund | Quarterly Report 2020	13

Portfolio of Investments   (continued)
Columbia Short Term Municipal Bond Fund, January 31, 2020 (Unaudited)
Notes to Portfolio of Investments
(a)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(b)	Represents a variable rate security where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate. The interest rate shown was the current rate as of January 31, 2020.
(c)	Variable rate security. The interest rate shown was the current rate as of January 31, 2020.
(d)	Income from this security may be subject to alternative minimum tax.
(e)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At January 31, 2020, the total value of these securities amounted to $10,768,439, which represents 1.33% of total net assets.
(f)	Zero coupon bond.
(g)	Represents a security purchased on a when-issued basis.
(h)	Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At January 31, 2020, the total value of these securities amounted to $762,660, which represents 0.09% of total net assets.
(i)	The rate shown is the seven-day current annualized yield at January 31, 2020.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
BAN	Bond Anticipation Note
FHA	Federal Housing Authority
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
NPFGC	National Public Finance Guarantee Corporation
RAN	Revenue Anticipation Note
TAN	Tax Anticipation Note
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
14	Columbia Short Term Municipal Bond Fund | Quarterly Report 2020